CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 27,802.2	$ 18,066.3
Available-for-sale debt securities	4,582.7	6,013.6
Accounts receivable, net of allowance for credit losses	391.3	347.8
Prepaid expenses and other current assets	185.4	103.6
Current tax assets	19.0	19.4
Total current assets	32,980.6	24,550.7
Property, plant and equipment, net	189.9	150.8
Intangible assets, net	4.5	5.1
Other assets, noncurrent	27.4	20.5
Deferred tax assets	57.4	54.0
Total assets	33,259.8	24,781.1
Current liabilities
Accounts payable and other current liabilities	522.3	468.9
Funds payable and amounts due to customers	30,254.2	22,279.9
Current tax liabilities	6.7	5.7
Short-term debt	6.0	128.4
Operating lease liabilities	16.4	13.4
Total current liabilities	30,805.6	22,896.3
Deferred tax liabilities	8.2	5.4
Other long term liabilities	59.5	44.9
Operating lease liabilities, noncurrent	132.6	97.1
Long-term debt	328.7	0.0
Total liabilities	31,334.6	23,043.7
Commitments and contingent liabilities
Shareholders' equity
Additional paid-in capital	166.2	163.5
Treasury stock	(422.8)	(85.0)
Retained earnings	2,111.1	1,655.9
Accumulated other comprehensive income	56.5	(11.2)
Total shareholders' equity	1,925.2	1,737.4
Total liabilities and shareholders' equity	33,259.8	24,781.1
Common Class A [Member]
Shareholders' equity
Common Stock, Value	14.2	14.2
Common Class B [Member]
Shareholders' equity
Common Stock, Value	$ 0.0	$ 0.0